Investments held at fair value	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value

15 Investments held at fair value

	Investments
	Fair value through P&L	Fair value through OCI	Available-for-sale	Total	Available-for-sale investments
				2018 £m	2017 £m

31 December			107	107	58
Accounting policy change (IFRS 9) (note 31)	237	16	(107)	146	-

1 January	237	16	-	253	58

Differences on exchange	(53)	-	-	(53)	-

Additions	278	4	-	282	90

Revaluations	36	-	-	36	(27)

Disposals	(285)	(16)	-	(301)	(14)

31 December	213	4	-	217	107

Current	178	-	-	178	65

Non-current	35	4	-	39	42

	213	4	-	217	107

	2018 £m	2017 £m

Functional currency	212	107

US dollar	-	-

Euro	-	-

Other currency	5	-

	217	107

The classification of these investments under the IFRS 13 fair value hierarchy is given in note 23.

There is no material difference between the maturity profile of investments in the table above and the maturity profile on a gross contractual basis where the values in each year include the investments maturing in that year together with forecast interest receipts on all investments which are due for all or part of that year.

Investments are all denominated in the functional currency of the subsidiary undertaking holding the investments.

Investments held at fair value through OCI relate to the Group’s strategic investments in China Materialia Fund II.

The Group’s investment in Landewyck Holdings s.a.r.l. was disposed of during the year.